Related Party Balance and Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Bally [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties			$ 5,172
Mr. Wenwu Zhang [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[1]		321,949
Zhongna Times [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[2]	71,499
Due to related parties	[3]		493,198
Shenzhen Zhuhai [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[4]		150,699
Zhihai Yuncheng [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties			63,588
Mr. Yong Sun [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[5]	404,279
Mr. Jianfeng Zhu [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties	[6]	285,996
Others [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties		700	700
Due to related parties		5,909	5,905
Related Party [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due from related parties		762,474	542,108
Due to related parties		2,164,677	4,196,805
Ms. Jing Ji [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due to related parties		19,841	19,009
Shanghai Huiyang [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due to related parties	[7]		235,001
Haicheng Shenhe [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due to related parties		2,618	1,029
Zhuhai Investment [Member]
Schedule of Amounts Due from Related Parties [Line Items]
Due to related parties	[7],[8]	$ 2,136,309	$ 3,442,663

[1]	The balance as of December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity interest in Haicheng Shenhe, for which a full allowance for credit losses of $326,957 was recorded for the year ended December 31, 2025.
[2]	The Company loaned RMB 500,000, or $69,565, to Zhongna Times for its operation for the year ended December 31, 2025. The balance from Zhongna Times as of December 31, 2025 was fully repaid on January 23, 2026.
[3]	Zhongna Times loaned RMB 5,000,000, or $695,652, to the Companies for the year ended December 31, 2025; The Company repaid the loan of RMB 8,600,000, or $1,196,522, to Zhongna Times for the year ended December 31, 2025.
[4]	Shenzhen Zhuhai returned RMB 1,100,000, or $153,044, to the Company for the year ended December 31, 2025.
[5]	The Company loaned RMB 3,725,000, or $518,261, to Mr. Yong Sun as a staff advance for the year ended December 31, 2025. Mr. Yong Sun repaid RMB 897,835, or $124,916, for the year ended December 31, 2025. The outstanding balance from Mr. Yong Sun as of December 31, 2025 was fully repaid in full by May 11, 2026.
[6]	The Company loaned RMB 2,000,000, or $278,261, to Mr. Jianfeng Zhu to support the operation of Zhong Times for the year ended December 31, 2025. The balance from Mr. Jianfeng Zhu as of December 31, 2025 was fully repaid in full by May 11, 2026.
[7]	Mr. Haiping Hu’s affiliated companies loaned RMB 1,600,000, or $222,609, to the Company for the year ended December 31, 2025; The Company repaid the loan of RMB 14,780,000, or $2,056,348, to Mr. Haiping Hu’s affiliated companies for the year ended December 31, 2025. The interest accrued was RMB 1,382,627, or $192,366, for the year ended December 31, 2025.
[8]	The balance as of December 31, 2025 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2026.